Key Management Personnel - Schedule of Compensation of Key Management Personnel (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	$ 1,555,658	$ 1,099,081	$ 680,954
Post-employment benefits	56,105	79,550	64,632
Share-based payments expense	4,664,767	3,897,638	420,751
Key management personnel compensation	$ 6,276,530	$ 5,076,269	$ 1,166,337